UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer

Advisors Series Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2025

Date of reporting period: April 30, 2025

Item 1. Reports to Stockholders.

(a)

VegTech Food Innovation & Climate ETF
EATV (Principal U.S. Listing Exchange: Cboe BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the VegTech Food Innovation & Climate ETF for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://eatv.vegtechinvest.com/. You can also request this information by contacting us at 1-800-617-0004.
MATERIAL CHANGES
VegTech™ Food Innovation & Climate ETF was previously VegTech™ Plant-based Innovation & ClimateETF.
On April 18th 2025 the Board approved liquidating the  VegTech™ Food Innovation & Climate ETF. Trading ceased on May
6th 2025, and the Fund liquidated on May 7th 2025.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
VegTech Food Innovation & Climate ETF	$36	0.75%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$5,789,437
Number of Holdings	1
Portfolio Turnover	72%
Visit https://eatv.vegtechinvest.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top Ten Countries	(%)
United States	99.9%
Cash & Other	0.1%
Sector Breakdown
*	Expressed as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://eatv.vegtechinvest.com/.
VegTech Food Innovation & Climate ETF	PAGE 1	TSR-SAR-00770X261

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your VegTech LLC documents not be householded, please contact VegTech LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by VegTech LLC or your financial intermediary.
VegTech Food Innovation & Climate ETF	PAGE 2	TSR-SAR-00770X261

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable for semi-annual reports.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

VegTech Food Innovation & Climate ETF
(Formerly, VegTech Plant-based Innovation & Climate ETF)
Core Financial Statements
April 30, 2025

VEGTECH FOOD INNOVATION & CLIMATE ETF
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 99.9%
Money Market Funds - 99.9%
First American Government Obligations Fund - Class X, 4.25%(a)	5,785,424	$ 5,785,424
TOTAL SHORT-TERM INVESTMENTS (Cost $5,785,424)		5,785,424
TOTAL INVESTMENTS - 99.9% (Cost $5,785,424)		$5,785,424
Other Assets in Excess of Liabilities - 0.1%		4,013
TOTAL NET ASSETS - 100.0%		$ 5,789,437

Percentages are stated as a percent of net assets.
(a)
The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

1

VegTech Food Innovation & Climate ETF
STATEMENT OF ASSETS AND LIABILITIES
at April 30, 2025 (Unaudited)

ASSETS
Investments, at value (cost $5,785,424)	$5,785,424
Receivables:
Dividends and interest	6,879
Non-investment assets	388
Total assets	5,792,691
LIABILITIES
Payables:
Management fees	3,254
Total liabilities	3,254
NET ASSETS	$5,789,437
CALCULATION OF NET ASSET VALUE PER SHARE
Net assets applicable to shares outstanding	$5,789,437
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	375,000
Net asset value per share	$15.44
COMPONENTS OF NET ASSETS
Paid-in capital	$7,595,751
Total accumulated deficit	(1,806,314)
Net assets	$5,789,437

The accompanying notes are an integral part of these financial statements.

2

VegTech Food Innovation & Climate ETF
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2025 (Unaudited)

INVESTMENT INCOME
Income
Dividends (net of issuance fees and foreign tax withheld of $2,000)	$40,887
Interest	4,513
Total income	45,400
Expenses
Management fees	21,064
Total expenses	21,064
Net investment income	24,336
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain/(loss) on transactions from:
Investments	393,051
Foreign currency	(4,749)
Net change in unrealized appreciation/(depreciation) on:
Investments	(878,473)
Foreign currency	210
Net realized and unrealized loss on investments and foreign currency	(489,961)
Net DECREASE in net assets resulting from operations	$(465,625)

The accompanying notes are an integral part of these financial statements.

3

VEGTECH FOOD INNOVATION & CLIMATE ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$24,336	$39,533
Net realized gain/(loss) on transactions from:
Investments	393,051	19,322
Foreign currency	(4,749)	(4,000)
Net change in unrealized appreciation/(depreciation) on:
Investments	(878,473)	834,254
Foreign currency	210	150
Net increase/(decrease) in net assets resulting from operations	(465,625)	889,259
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(33,339)	(47,675)
Total dividends and distributions	(33,339)	(47,675)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares(a)	456,924	239,383
Total increase/(decrease) in net assets	(42,040)	1,080,967
NET ASSETS
Beginning of period	5,831,477	4,750,510
End of period	$5,789,437	$5,831,477

(a)	A summary of share transactions is as follows:

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	30,000	$ 456,924	15,000	$ 239,309
Transaction fees (See Note 1)	—	—	—	74
Net increase	30,000	$ 456,924	15,000	$ 239,383

The accompanying notes are an integral part of these financial statements.

4

VegTech Food Innovation & Climate ETF
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,		For the Period December 28, 2021* through October 31, 2022
		2024	2023
Net asset value, beginning of period	$16.90	$14.40	$15.57	$24.86
Income from investment operations:
Net investment income/(loss)	0.07	0.11	0.18	(0.00) (3)
Net realized and unrealized gain/(loss) on investments	(1.43)	2.53	(1.32)	(9.29)
Total from investment operations	(1.36)	2.64	(1.14)	(9.29)
Less distributions:
From net investment income	(0.10)	(0.14)	(0.03)	—
Total distributions	(0.10)	(0.14)	(0.03)	—
Net asset value, end of period	$15.44	$16.90	$14.40	$15.57
Total return, at NAV	−8.32%(2)	18.41%	−7.38%	−37.37%(2)
Total return, at Market	−8.14%(2)	18.44%	−7.21%	−37.33%(2)
Ratios/supplemental data:
Net assets, end of period (thousands)	$5,789	$5,831	$4,751	$4,671
Ratio of expenses to average net assets	0.75%(1)	0.75%	0.75%	0.75% (1)
Ratio of net investment income/(loss) to average net assets	0.87%(1)	0.70%	1.14%	(0.02)% (1)
Portfolio turnover rate(4)	71.68%(2)	117.99%	229.75%	133.36% (2)

(1)	Annualized.
(2)	Not Annualized.
(3)	Amount is less than $0.005.
(4)	Excludes impact of in-kind transactions.
*	Commencement of operations.
The accompanying notes are an integral part of these financial statements.

5

VegTech Food Innovation & Climate ETF
NOTES TO FINANCIAL STATEMENTS
at April 30, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
The VegTech Food Innovation & Climate ETF (formerly, VegTech Plant-based Innovation & Climate ETF) (the “Fund”) is a non-diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The Fund began operations on December 28, 2021. The investment objective of the Fund is to achieve long-term capital growth.
Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 15,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased directly from or redeemed directly to the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. The Fund charges $500 for the standard fixed creation fee, payable to the Custodian. In addition, a variable fee may be charged on cash purchases, non-standard orders, or partial cash purchases of Creation Units of up to a maximum of 2% as a percentage of the total value of the Creation Units subject to the transaction. Variable fees received by the Fund are displayed in the Capital Share Transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with $0.01 par value per share.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.
The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Fund’s prior fiscal years are open for examination. Management has reviewed the open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Security Transactions and Investment Income: Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income and expense are recorded on the ex-dividend date. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.
Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

6

VegTech Food Innovation & Climate ETF
NOTES TO FINANCIAL STATEMENTS
at April 30, 2025 (Unaudited)(Continued)
Dividend Distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. The Fund distributes all or substantially all of its net investment income and net realized gains, if any, annually.
Currency Translation: Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the Fund’s Statement of Operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
Reclassification of Capital Accounts: U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
Use of Estimates: The preparation of financial statements in conformity with the U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.
Guarantees and Indemnifications: In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
REITs: The Fund is able to make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of April 30, 2025, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements. Refer to Note 9 for more information about subsequent events.
NOTE 3 – SECURITIES VALUATION
Fair Valuation Measurement: The FASB established a framework for measuring fair value in accordance with GAAP. Under FASB ASC Topic 820, Fair Value Measurement, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of inputs of the fair value hierarchy are defined as follows:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

7

VegTech Food Innovation & Climate ETF
NOTES TO FINANCIAL STATEMENTS
at April 30, 2025 (Unaudited)(Continued)
Investment Valuation: The Fund calculates its NAV each day the Cboe BZX is open for trading as of the close of regular trading on the Cboe BZX, normally 4:00 p.m. Eastern time.
Generally, the Fund’s equity investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.
Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above. Investment companies will be classified in level 1 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund’s investment adviser, VegTech LLC (“Adviser”), as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee is, authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
Foreign exchanges typically close before the time at which Fund share prices are calculated and may be closed altogether on some days when shares of the Fund are traded. Significant events affecting a foreign security may include, but are not limited to: corporate actions, earnings announcements, litigation or other events impacting a single issuer; governmental action that affects securities in one sector or country; natural disasters or armed conflicts affecting a country or region; or significant domestic or foreign market fluctuations. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2025:

	Level 1	Level 2	Level 3	Total
Money Market Funds	$5,785,424	$—	$—	$5,785,424
Total Investments	$5,785,424	$—	$—	$5,785,424

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management has determined that there was no significant impact of these amendments on the Fund’s financial statements.

8

VegTech Food Innovation & Climate ETF
NOTES TO FINANCIAL STATEMENTS
at April 30, 2025 (Unaudited)(Continued)
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). This change is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the Chief Operating Decision Maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. Management has evaluated the impact of adopting this guidance with respect to the financial statements and disclosures and determined there is no material impact for the Fund.
The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Adviser to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for the Fund are the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. Due to the significance of oversight and their role, the Adviser is deemed to be the Chief Operating Decision Maker.
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the oversight of the Board. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses and shareholder proxy). For the services it provides to the Fund, the Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.
The Adviser has overall responsibility for overseeing the investment of the Fund’s assets, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust. Penserra Capital Management, LLC’s (“Penserra” or “the Sub-Adviser”) acts as the Sub-Adviser to the Fund. The Sub-Adviser has responsibility to make day-to-day investment decisions for the Fund and selects broker-dealers for executing portfolio transactions, subject to the Sub-Adviser’s best execution obligations and the Trust’s and the Sub-Adviser’s brokerage policies. For the services it provides to the Fund, the Sub-Adviser is compensated by the Adviser from the management fees paid by the Fund to the Adviser.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Fund. The Custodian is an affiliate of Fund Services. Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services.
Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.
NOTE 5 – PURCHASES AND SALES OF SECURITIES
For the six months ended April 30, 2025, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $3,944,685 and $9,180,773, respectively.
For the six months ended April 30, 2025, the in-kind transactions associated with creations and redemptions were $429,478 and $0, respectively. There were no purchases or sales of U.S. Government securities during the six months ended April 30, 2025.

9

VegTech Food Innovation & Climate ETF
NOTES TO FINANCIAL STATEMENTS
at April 30, 2025 (Unaudited)(Continued)
During the six months ended April 30, 2025, there were no realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statement of Operations.
NOTE 6 – INCOME TAXES INFORMATION
The tax character of distributions paid during the six months ended April 30, 2025, and year ended October 31, 2024 were as follows:

	April 30, 2025	October 31, 2024
Ordinary income	$33,339	$47,675

As of October 31, 2024, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$5,037,544
Gross unrealized appreciation	$1,080,225
Gross unrealized depreciation	(287,031)
Net unrealized appreciation(a)	793,194
Net unrealized appreciation on foreign currency	182
Undistributed ordinary income	26,674
Undistributed long-term capital gain	—
Total distributable earnings	26,674
Other accumulated gain/(loss)	(2,127,400)
Total accumulated gain/(loss)	$(1,307,350)

(a)	The difference between the book-basis and tax-basis net unrealized depreciation and cost is attributable to wash sales.
At October 31, 2024, the Fund had $2,000,614 in short-term capital loss carryforwards and $126,786 in long-term capital loss carryforwards which can be carried forward indefinitely.
NOTE 7 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.
•
Newer Fund Risk. The Fund is a recently organized investment company with limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

•
Climate Change and VegTech™ Policy Risk. The Fund’s policy of investing in companies as a means to promote positive climate change could cause the Fund to perform differently compared to similar funds that do not have such a policy. This policy may result in the Fund foregoing opportunities to buy certain securities when it might otherwise be economically advantageous to do so, or selling securities when it might be otherwise economically disadvantageous for it to do so. The Fund will vote proxies in a manner which is consistent with its VegTech™ and climate policy themes, which may not always be consistent with maximizing short-term performance of the issuer.

•
Foreign Securities Risk. Foreign securities may be more volatile and less liquid than domestic (U.S.) securities, which could affect the Fund’s investments. Securities markets of other countries are generally smaller than U.S. securities markets.

10

VegTech Food Innovation & Climate ETF
NOTES TO FINANCIAL STATEMENTS
at April 30, 2025 (Unaudited)(Continued)
•
Initial Public Offering Risk. The market value of IPO shares may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

•
Non-Diversification Risk. The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Fund is non-diversified, its NAV and total returns may fluctuate or fall more than a diversified fund. Gains or losses on a single stock may have a greater impact on the Fund.

•
Depositary Receipt Risk. Foreign receipts, which include ADRs, GDRs, and EDRs, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs, which are issued by a depositary bank without the participation or consent of the issuer, involve additional risks because U.S. reporting requirements do not apply, and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

•
Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

•	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
•
Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

•
Trading. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.

•
Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

11

VegTech Food Innovation & Climate ETF
NOTES TO FINANCIAL STATEMENTS
at April 30, 2025 (Unaudited)(Continued)
•
Third-Party Data Provider Risk. In evaluating issuers, the Adviser may rely upon information and data, including from third-party data providers and companies. The data obtained from third-party data providers or companies may be limited, incomplete, inaccurate, or unavailable, or may present conflicting information and data with respect to an issuer, which in each case could cause the Adviser to incorrectly assess an issuer’s business practices as they relate to the Fund’s investment criteria.

NOTE 8 – OFFICERS
Ms. Lillian Kabakali resigned as Secretary and Vice President of the Trust effective February 21, 2025. Ms. Elaine Richards was appointed Secretary and Vice President of the Trust effective February 21, 2025. Previously, Ms. Richards served as Assistant Secretary of the Trust. Effective March 20, 2025, Mr. Albert Sosa was appointed Assistant Treasurer of the Trust.
NOTE 9 – SUBSEQUENT EVENTS
On April 18, 2025, the Adviser recommended and the Board approved to liquidate and terminate the Fund immediately after the close of business on May 7, 2025. The Fund liquidated on May 7, 2025.

12

VegTech Food Innovation & Climate ETF
ADDITIONAL INFORMATION
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
At meetings held on October 17, 2024 and December 12-13, 2024, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, on behalf of the VegTech Food Innovation & Climate ETF (the “Fund”), the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and VegTech LLC (the “Adviser”) and the continuance of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Trust, the Adviser, and Penserra Capital Management LLC (the “Sub-Adviser”). The Advisory Agreement and Sub-Advisory Agreement will be referred to together as the “Advisory Agreements.” At both meetings, the Board received and reviewed substantial information regarding the Fund, the Adviser, the Sub-Adviser and the services provided by the Adviser and Sub-Adviser to the Fund under the Advisory Agreements. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreements:
1.
The nature, extent and quality of the services provided and to be provided by the adviser and sub-adviser under the advisory agreements. The Board considered the nature, extent and quality of the Adviser and Sub-Adviser’s overall services provided to the Fund, as well as their specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser and Sub-Adviser involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Adviser and Sub-Adviser, including information regarding their compliance programs, their chief compliance officers and the Adviser and Sub-Adviser’s compliance record, as well as the Adviser and Sub-Adviser’s cybersecurity programs, liquidity risk management programs, valuation procedures, business continuity plans, and risk management processes. The Board further considered the prior relationship between the Adviser, the Sub- Adviser and the Trust, as well as the Board’s knowledge of the Adviser and the Sub-Adviser’s operations, and noted that during the course of the prior year they had met with certain personnel of the Adviser to discuss the Fund’s performance and investment outlook as well as various compliance topics and fund marketing/distribution. The Board concluded that the Adviser and the Sub-Adviser had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing their duties under the Advisory Agreements and that they were satisfied with the nature, overall quality and extent of such management services.

2.
The fund’s historical performance and the overall performance of the adviser. In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Fund as of June 30, 2024, on both an absolute basis and a relative basis in comparison to its peer funds utilizing Morningstar classifications, an appropriate securities market benchmark, a cohort that is comprised of similarly managed funds selected by an independent third-party consulting firm engaged by the Board to assist it in its 15(c) review (the “Cohort”), and the Adviser’s similarly managed accounts, if applicable. While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing performance against the comparative Morningstar peer group universe, the Board took into account that the investment objective and strategies of the Fund, as

13

VegTech Food Innovation & Climate ETF
ADDITIONAL INFORMATION(Continued)
well as its level of risk tolerance, may differ significantly from funds in the peer universe. When reviewing the Fund’s performance against a broad market benchmark, the Board took into account the differences in portfolio construction between the Fund and such benchmark as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.
The Board noted that the Fund underperformed the average of both the Morningstar peer group and the Cohort for the one-year period ended June 30, 2024. The Board reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had underperformed its primary benchmark index for the one-year period ended June 30, 2024.
The Board noted that the Adviser represented it did not manage any similar accounts.
3.
The costs of the services to be provided by the adviser and sub-adviser and the structure of the adviser and sub-adviser’s fee under the advisory agreements. In considering the advisory fee and sub-advisory fees and total expenses of the Fund, the Board reviewed comparisons to the Morningstar peer group, the Cohort, and the Adviser’s similarly managed separate accounts, if any, for other types of clients as well as the unitary management fee structure for the Fund. The Board noted that the Adviser does not manage any other accounts in a similar strategy.

The Board noted that the Fund employed a unitary fee structure of 0.75%, whereby the Adviser has agreed from the unitary fee to pay all operating expenses of the Fund (other than taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses, such as litigation and indemnification expenses and shareholder proxy). In comparison to the Cohort, the Board considered that the Fund’s contractual management fee and net expense ratio were above the Cohort median and average. The Board determined that the fees to be paid to the Adviser and Sub-Adviser were fair and reasonable.
4.
Economies of scale. The Board also considered whether economies of scale could be expected to be realized by the Adviser as assets of the Fund grow. The Board noted that as the Fund was still relatively new, there were no additional significant economies of scale being realized by the Adviser at this time.

5.
The profits to be realized by the Adviser and its affiliates from its relationship with the fund. The Board reviewed the Adviser’s and Sub-Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser and Sub-Adviser from advising the Fund. The Board considered the profitability to the Adviser and Sub-Adviser from their relationship with the Fund and considered any additional material benefits derived by the Adviser and Sub-Adviser from their relationship with the Fund. After such review, the Board determined that the profitability to the Adviser and Sub-Adviser with respect to the Advisory Agreements was not excessive, and that the Adviser and Sub-Adviser had maintained adequate resources and profit levels to support the services each provides to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreements for the Fund, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Adviser and Sub-Adviser, including the advisory and sub-advisory fees, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreements for the Fund would be in the best interests of the Fund and its shareholders.

14

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisors Series Trust

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	7/7/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	7/7/2025

By (Signature and Title)*	/s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial Officer

Date	7/7/2025

* Print the name and title of each signing officer under his or her signature.